Condensed Interim Consolidated Statements of net Loss and Comprehensive Loss (Unaudited) (Parenthetical) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Interim Consolidated Statements Of Net Loss And Comprehensive Loss Unaudited
Research and development costs net in tax credits	$ 8,152	$ (26,358)	$ 11,981	$ (149)